UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  237 Park Avenue, Suite 800
          New York, NY  10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667


Signature, Place and Date of Signing:

/s/ Charles H. Witmer              New York, NY              May 13, 2005
-----------------------          ---------------          ------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       11

Form 13F Information Table Value Total:       $168,597
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name
--------------------            ----

28-10559                        Eagle Capital Partners, LP

--------------------------------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE


              COL 1              COL 2       COL 3     COL 4               COL 5         COL 6    COL 7              COL 8
                                 TITLE       CUSIP     VALUE      SHARES/    SH/  PUT/  INVSTMNT  OTHER          VOTING AUTHORITY
NAME OF SECURITY               OF CLASS      NUMBER   (X1000)    PRN AMOUNT  PRN  CALL  DSCRETN   MANAGERS     SOLE    SHARED   NONE

Radica Games Ltd                  ORD       G7342H107     5,893     718,649   SH          SOLE      NONE      718,649
Assurant Inc                      COM       04621X108    36,099   1,071,200   SH          SOLE              1,071,200
Berkshire Hathaway Inc Del       Cl A       084670108    19,053         219   SH          SOLE                    219
Comcast Corp New               Cl A Spl     20030N200    22,796     681,700   SH          SOLE                681,700
Imagistics International Inc      COM       45247T104    29,294     838,650   SH          SOLE                838,650
Media Gen Inc                    Cl A       584404107    18,079     292,300   SH          SOLE                292,300
NewAlliance Bancshares Inc        COM       650203102       362      25,825   SH          SOLE                 25,825
PHH Corp                        COM NEW     693320202     1,384      63,300   SH          SOLE                 63,300
Rinker Group Ltd             Sponsored ADR  76687M101     8,379     100,000   SH          SOLE                100,000
TV Azteca S A DE C V         Sponsored ADR  901145102    11,650   1,346,800   SH          SOLE              1,346,800
USA Mobility Inc                  COM       90341G103    15,608     481,713   SH          SOLE                481,713
                                                        168,597







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